Long-Term Debt - Total Debt (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument
Total long-term debt	$ 445,890	$ 475,750
Less: Deferred loan issuance costs	4,866	6,635
Less: loan associated with vessel held for sale		14,781
Total long-term debt, net	441,024	454,334
Less: Current portion of long-term debt	53,680	52,057
Add: Current portion of deferred loan issuance costs	1,332	1,543
Long-term debt, net	388,676	403,820
(i) Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)
Debt Instrument
Total long-term debt	$ 387,426	460,000
Margin	3.25%
(ii) Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”,the “Amor Tranche”)
Debt Instrument
Total long-term debt	$ 15,422	$ 15,750
Margin	2.50%
(iii) Assumed in January 2018 maturing in January 2024 (the “Aristaios credit facility ”)
Debt Instrument
Total long-term debt	$ 27,417
Margin	2.85%
(iv) Assumed in May 2018 maturing in June 2023 (the “2015 credit facility ” the “Anikitos Tranche”)
Debt Instrument
Total long-term debt	$ 15,625
Margin	2.50%